Provisions and other non-current liabilities - Product liability, governmental investigations and other legal matters provision movements (Details) - Litigation and other legal matters - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
January 1	$ 6	$ 206	$ 53
Additions to provisions	15	3	175
Cash payments	(13)	(201)	(21)
Releases of provisions	(4)	(2)	(1)
December 31	4	6	206
Less current portion	(4)	(6)	(206)
Non-current provisions for litigation and other legal matters at December 31	$ 0	$ 0	$ 0